Discontinued Operations (Tables)	9 Months Ended
Sep. 30, 2014
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Schedule Of Assets And Liabilities Of Discontinued Operations

	As of	As of
	September 30,	December 31,
(In millions)	2014	2013
Assets:
Receivables, net	$—	$28
Inventories and other current assets	—	48
Total Current Assets	—	76
Property and equipment, net	—	181
Intangible assets, net	—	355
Other long-term assets	—	6
Total Assets	$—	$618
Liabilities:
Current liabilities	$8	$139
Long-term debt and other long-term liabilities	—	162
Total Liabilities	$8	$301

TruGreen [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Schedule Of Assets And Liabilities Of Discontinued Operations

(In millions)
Assets:
Cash and cash equivalents	$57
Receivables, net	22
Inventories and other current assets	39
Property and equipment, net	181
Intangible assets, net	216
Other long-term assets	6
Total Assets	$521
Liabilities:
Current liabilities	$149
Long-term debt and other long-term liabilities	87
Total Liabilities	$236
Net assets distributed to New TruGreen	$285

Schedule Of Operating Results Of Discontinued Operations

	Nine Months Ended September 30,
(In millions)	2014	2013
Revenue	$6	$715
(Loss) income before income taxes(1)	(160)	(695)
Benefit for income taxes(1)	(62)	(162)

(Loss) income from discontinued operations, net of income taxes(1)	$(98)	$(533)

(1)
In the nine months ended September 30, 2014, the TruGreen Business recorded a pre-tax non-cash trade name impairment charge of $139 million ($84 million, net of tax) in discontinued operations, net of income taxes. In the nine months ended September 30, 2013, the TruGreen Business recorded a pre-tax non-cash goodwill and trade name impairment charge of $673 million ($521 million, net of tax) in discontinued operations, net of income taxes.